UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07732

                 ALLIANCE WORLD DOLLAR GOVERNMENT FUND II, INC.
               (Exact name of registrant as specified in charter)

     1345 Avenue of the Americas, New York, New York                10105
         (Address of principal executive offices)                (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: March 31, 2006

                   Date of reporting period: December 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCE WORLD DOLLAR GOVERNMENT FUND II
PORTFOLIO OF INVESTMENTS
December 31, 2005 (unaudited)

                                                     Principal
                                                       Amount
                                                       (000)      U.S. $ Value
                                                     ---------   --------------
SOVEREIGN DEBT OBLIGATIONS--85.0%
Argentina--4.5%
Republic of Argentina
   0.00%, 12/15/35(a)                                  $50,875   $    2,645,497
   4.005%, 8/03/12(b)                                   39,325       35,055,830
   8.28%, 12/31/33                                       7,252        6,091,575
                                                                 --------------
                                                                     43,792,902
                                                                 --------------
Belize--0.1%
Government of Belize
   9.50%, 8/15/12                                        1,265        1,100,550
                                                                 --------------
Brazil--17.6%
Federal Republic of Brazil
   8.00%, 1/15/18                                        9,038        9,752,002
   8.25%, 1/20/34                                       11,053       11,732,760
   9.25%, 10/22/10                                       2,785        3,116,415
   10.50%, 7/14/14                                      10,110       12,389,805
   11.00%, 8/17/40(c)                                   29,278       37,768,619
   12.00%, 4/15/10                                       8,650       10,531,375
   12.75%, 1/15/20                                      43,088       62,111,351
   14.50%, 10/15/09                                      2,365        3,033,113
   DCB FRN
   Series L
   5.25%, 4/15/12(b)                                    21,010       20,747,971
                                                                 --------------
                                                                    171,183,411
                                                                 --------------
Bulgaria--0.4%
Republic of Bulgaria
   8.25%, 1/15/15(d)                                     3,204        3,860,820
                                                                 --------------
Colombia--2.6%
Republic of Colombia
   10.75%, 1/15/13                                       8,057        9,990,680
   11.75%, 2/25/20                                      10,919       15,150,113
                                                                 --------------
                                                                     25,140,793
                                                                 --------------
Dominican Republic--1.1%
Dominican Republic
   9.50%, 9/27/11(d)                                    10,427       11,000,290
                                                                 --------------
Ecuador--1.1%
Republic of  Ecuador
   9.00%, 8/15/30(d)(e)                                  4,124        3,720,490
   9.375%, 12/15/15(d)                                   7,698        7,178,385
                                                                 --------------
                                                                     10,898,875
                                                                 --------------
El Salvador--1.2%
Republic of El Salvador
   7.625%, 9/21/34(d)                                    2,290        2,478,925
   7.65%, 6/15/35(d)                                     4,410        4,542,300
   8.50%, 7/25/11(d)                                     3,700        4,147,700
                                                                 --------------
                                                                     11,168,925
                                                                 --------------

                                                     Principal
                                                       Amount
                                                       (000)      U.S. $ Value
                                                     ---------   --------------
Indonesia--1.2%
Republic of Indonesia
   6.75%, 3/10/14(d)                                   $ 8,585   $    8,585,000
   7.25%, 4/20/15(d)                                     2,480        2,539,520
                                                                 --------------
                                                                     11,124,520
                                                                 --------------
Lebanon--1.2%
Lebanese Republic
   7.875%, 5/20/11(d)                                    2,475        2,549,250
   10.125%, 8/06/08(d)                                   7,501        8,082,328
   11.625%, 5/11/16(d)                                   1,114        1,389,715
                                                                 --------------
                                                                     12,021,293
                                                                 --------------
Malaysia--1.1%
Malaysia
   8.75%, 6/01/09                                        9,420       10,523,204
                                                                 --------------
Mexico--14.3%
United Mexican States
   7.50%, 1/14/12                                        7,400        8,251,000
   8.125%, 12/30/19                                     45,200       55,482,999
   11.375%, 9/15/16                                     11,110       16,359,475
   Series A
   6.375%, 1/16/13                                       2,782        2,955,875
   8.00%, 9/24/22                                       34,632       42,597,359
   9.875%, 2/01/10                                      11,800       13,835,500
                                                                 --------------
                                                                    139,482,208
                                                                 --------------
Nigeria--1.5%
Central Bank of Nigeria
   6.25%, 11/15/20(e)                                   14,750       14,860,625
                                                                 --------------
Panama--3.1%
Republic of Panama
   7.125%, 1/29/26                                       8,194        8,296,425
   8.875%, 9/30/27                                       2,613        3,109,470
   9.375%, 7/23/12-4/01/29                               6,285        7,492,808
   9.625%, 2/08/11                                       5,206        6,085,814
   10.75%, 5/15/20                                       3,940        5,462,810
                                                                 --------------
                                                                     30,447,327
                                                                 --------------
Peru--3.1%
Republic of Peru
   7.35%, 7/21/25                                        4,097        4,035,545
   8.375%, 5/03/16                                       1,630        1,788,925
   8.75%, 11/21/33                                      21,303       23,965,875
   9.875%, 2/06/15                                         157          188,400
                                                                 --------------
                                                                     29,978,745
                                                                 --------------
Philippines--4.8%
Republic of Philippines
   8.875%, 3/17/15                                      17,505       19,237,995
   9.00%, 2/15/13                                        4,775        5,276,375
   9.50%, 2/02/30                                        4,046        4,754,050
   9.875%, 1/15/19                                      12,750       15,096,000

                                                     Principal
                                                       Amount
                                                       (000)      U.S. $ Value
                                                     ---------   --------------
   10.625%, 3/16/25                                    $ 2,055   $    2,620,125
                                                                 --------------
                                                                     46,984,545
                                                                 --------------
Russia--13.7%
Russian Federation
   5.00%, 3/31/30(d)(e)                                 48,841       55,067,664
   11.00%, 7/24/18(d)                                    4,340        6,397,160
Russian Ministry of Finance
   Series V
   3.00%, 5/14/08                                       70,752       66,952,617
   Series VII
   3.00%, 5/14/11                                        5,870        5,231,931
                                                                 --------------
                                                                    133,649,372
                                                                 --------------
Turkey--4.8%
Republic of Turkey
   7.375%, 2/05/25                                       2,142        2,211,615
   11.00%, 1/14/13                                       5,500        6,979,500
   11.50%, 1/23/12                                       5,183        6,569,453
   11.75%, 6/15/10                                       5,823        7,133,175
   11.875%, 1/15/30                                     15,793       24,226,462
                                                                 --------------
                                                                     47,120,205
                                                                 --------------
Ukraine--0.7%
Government of Ukraine
   7.65%, 6/11/13(d)                                     1,170        1,263,600
   11.00%, 3/15/07(d)                                    5,614        5,838,977
                                                                 --------------
                                                                      7,102,577
                                                                 --------------
Uruguay--1.2%
Republic of Uruguay
   7.50%, 3/15/15                                        3,691        3,774,048
   7.875%, 1/15/33(f)                                    4,204        4,231,397
   9.25%, 5/17/17                                        3,488        3,941,440
                                                                 --------------
                                                                     11,946,885
                                                                 --------------
Venezuela--5.7%
Republic of Venezuela
   5.614%, 4/20/11(b)(d)                                 3,050        2,989,000
   8.50%, 10/08/14                                         935        1,025,228
   9.25%, 9/15/27                                       20,794       24,640,890
   10.75%, 9/19/13                                      21,495       26,438,850
                                                                 --------------
                                                                     55,093,968
                                                                 --------------
Total Sovereign Debt Obligations
   (cost $730,715,999)                                              828,482,040
                                                                 --------------
CORPORATE DEBT OBLIGATIONS--11.9%
Brazil--0.3%
Banco BMG, SA
   9.15%, 1/15/16(d)                                     2,900        2,859,400
                                                                 --------------
Hong Kong--0.4%
Noble Group Ltd.
   6.625%, 3/17/15(d)                                    4,731        4,356,716
                                                                 --------------

                                                     Principal
                                                       Amount
                                                       (000)      U.S. $ Value
                                                     ---------   --------------
Indonesia--0.5%
Freeport-McMoran Copper & Gold
   10.125%, 2/01/10                                    $ 4,800   $    5,274,000
                                                                 --------------
Jamaica--0.3%
Digicel Ltd.
   9.25%, 9/01/12(d)                                     2,884        2,963,310
                                                                 --------------
Kazakhstan--0.6%
Kazkommerts International BV
   8.50%, 4/16/13(d)                                     3,000        3,268,200
TengizChevroil Finance Co.
   6.124%, 11/15/14(d)                                   2,569        2,612,673
                                                                 --------------
                                                                      5,880,873
                                                                 --------------
Mexico--1.4%
America Movil SA de CV
   6.375%, 3/01/35                                       2,488        2,410,374
Innova S De. R.L., SA
   9.375%, 9/19/13                                       7,955        8,840,392
Monterrey Power SA  De CV
   9.625%, 11/15/09(d)                                   2,526        2,839,274
                                                                 --------------
                                                                     14,090,040
                                                                 --------------
People's Republic of China--0.4%
Choada Modern Agricultural Hldgs. Ltd.
   7.75%, 2/08/10(d)                                     3,808        3,741,360
                                                                 --------------
Peru--0.5%
Southern Peru Copper Corp.
   6.375%, 7/27/15(d)                                    4,524        4,515,762
                                                                 --------------
Romania--0.4%
MobiFon Holdings BV
   12.50%, 7/31/10                                       3,075        3,567,000
                                                                 --------------
Russia--6.8%
Aries Vermogensverwaltng
   9.60%, 10/25/14(d)                                   21,750       28,131,450
Citigroup (JSC Severstal)
   9.25%, 4/19/14(d)                                     2,256        2,442,120
Evraz Group, SA
   8.25%, 11/10/15(d)                                    3,933        3,889,737
Gazprom Oao
   9.625%, 3/01/13(d)                                   16,100       19,461,680
Gazstream, SA
   5.625%, 7/22/13(d)                                    1,957        1,937,430
Mobile Telesystems Finance
   9.75%, 1/30/08(d)                                     5,390        5,708,895
Russian Standard Finance
   7.50%, 10/07/10(d)                                    3,412        3,322,435
Tyumen Oil
   11.00%, 11/06/07(d)                                   1,075        1,165,300
                                                                 --------------
                                                                     66,059,047
                                                                 --------------
Ukraine--0.3%
Kyivstar
   7.75%, 4/27/12(d)                                       900          911,880

                                                     Shares or
                                                     Principal
                                                      Amount
                                                       (000)      U.S. $ Value
                                                     ---------   --------------
   10.375%, 8/17/09(d)                                 $ 1,800   $    1,986,480
                                                                 --------------
                                                                      2,898,360
                                                                 --------------
Total Corporate Debt Obligations
   (cost $112,027,498)                                              116,205,868
                                                                 --------------
WARRANTS(g)--0.0%
Central Bank of Nigeria
   Warrants, expiring 11/15/20                           9,500          209,000
Republic of Venezuela
   Warrants, expiring 4/15/20                           25,000                0
                                                                 --------------
Total Warrants
   (cost $0)                                                            209,000
                                                                 --------------
SHORT-TERM INVESTMENT--6.3%
Time Deposit--6.3%
Societe Generale
   4.19% 1/03/06
   (cost $61,400,000)                                  $61,400       61,400,000
                                                                 --------------
Total Investments--103.2%
   (cost $904,143,497)                                            1,006,296,908
Other assets less liabilities--(3.2%)                               (30,899,005)
                                                                 --------------
Net Assets--100%                                                 $  975,397,903
                                                                 --------------

CREDIT DEFAULT SWAP CONTRACTS

                                 Notional                              Unrealized
Swap Counterparty &               Amount    Interest   Termination    Appreciation/
Referenced Obligation             (000's)     Rate         Date      (Depreciation)
------------------------------   --------   --------   -----------   --------------
Buy Contracts:
Citigroup Global Markets, Inc.
   Federal Republic of Brazil
   12.25%, 3/06/30                $ 9,070     4.14%       4/20/10     $  (829,860)
Citigroup Global Markets, Inc.
   Federal Republic of Brazil
   12.25%, 3/06/30                 12,150     4.07        8/20/15      (1,109,950)
Citigroup Global Markets, Inc.
   Republic of Columbia
   8.375%, 2/15/27                  4,250     3.02        1/20/10        (319,352)
Citigroup Global Markets, Inc.
   Republic of Hungary
   4.50%, 2/06/13                   3,075     0.50       11/26/13         (29,612)
Citigroup Global Markets, Inc.
   Republic of Philippines
   10.625%, 3/16/25                 4,070     5.60        3/20/14        (558,187)
Deutsche Bank AG London
   Federal Republic of Brazil
   12.25%, 3/06/30                  9,070     4.02        4/20/10        (756,000)

Buy Contracts (continued):
JPMorgan Chase & Co.
   OAO Gazprom
   10.50%, 10/21/09               $12,210     1.04%      10/20/10      $ (108,581)

Sale Contracts:
Citigroup Global Markets, Inc.
   Federal Republic of Brazil
   12.25%, 3/06/30                 19,047     1.98        4/20/07         430,748
Citigroup Global Markets, Inc.
   Federal Republic of Brazil
   12.25%, 3/06/30                 18,840     3.09        8/20/10       1,000,184
Citigroup Global Markets, Inc.
   Federal Republic of Brazil
   12.25%, 3/06/30                  6,750     4.40        5/20/06         142,500
Citigroup Global Markets, Inc.
   Republic of Columbia
   8.375%, 2/15/27                  8,600     1.13        1/20/07         105,601
Citigroup Global Markets, Inc.
   Republic of Philippines
   10.625%, 3/16/25                 4,070     4.95        3/20/09         387,383
Credit Suisse Markets, Inc.
   Federal Republic of Brazil
   12.25%, 3/06/30                  5,800     6.90        6/20/07         532,440
CS First Boston
   Republic of Hungary
   4.75%, 2/03/15                  11,300     0.30       10/20/15          63,807
CS First Boston
   Republic of Venezuela
   9.25%, 9/15/27                  13,570     3.17       10/20/15         259,100
Deutsche Bank AG London
   Federal Republic of Brazil
   12.25%, 3/06/30                 19,047     1.90        4/20/07         383,850
Morgan Stanley
   Federal Republic of Brazil
   10.125%, 5/15/27                 7,200    17.75        2/13/08       2,921,190
Morgan Stanley
   Federal Republic of Brazil
   12.25%, 3/06/30                  5,120     3.80        8/20/06         180,907

REVERSE REPURCHASE AGREEMENTS

                       Interest
Broker          Rate   Maturity      Amount
-------------   ----   --------   -----------
UBS AG London   1.25%  12/27/06   $24,534,474
UBS AG London   3.00   01/23/06    23,232,784
UBS AG London   3.75   01/23/06    25,355,281
                                  -----------
                                  $73,122,539
                                  -----------

(a)  Variable rate coupon, rate shown as of December 31, 2005.

(b) Floating rate security, Stated interest rate was in effect at December 31, 2005.

(c) Position, or portion thereof, with an aggregate market value of $50,026,462 has been segregated to collateralize reverse repurchase agreements.

(d) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the aggregate market value of these securities amounted to $227,745,226 or 23.3% of net assets.

(e) Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2005.

(f)  Pay-In-Kind Payment (PIK)

(g)  Non-income producing security.

Glossary of Terms:

DCB - Debt Conversion Bonds

FRN - Floating Rate Note

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
11 (a) (1)    Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)    Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance World Dollar Government Fund II, Inc.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: February 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: February 21, 2006


By: /s/ Mark D. Gersten
    ---------------------------------
    Mark D. Gersten
    Treasurer and Chief Financial
    Officer

Date: February 21, 2006